Trade receivables - Schedule of Net Trade Receivables (Details) - CAD ($) $ in Millions	Mar. 31, 2024	Apr. 02, 2023
Subclassifications of assets, liabilities and equities [abstract]
Trade accounts receivable	$ 57.1	$ 30.4
Credit card receivables	3.7	2.5
Other receivables	12.3	19.5
Current receivables	73.1	52.4
Less: expected credit loss and sales allowances	(2.7)	(1.5)
Trade receivables	$ 70.4	$ 50.9